Post balance sheet events	12 Months Ended
Mar. 31, 2020
Events After Reporting Period [Abstract]
Post balance sheet events
Post balance sheet events
In the period between 31 March 2020 and 17 June 2020, there have continued to be substantial environmental, economic and social changes in both the UK and US. These have had, and will continue to have, significant ramifications for the Group. Other than as disclosed in respect of those areas where forward-looking forecasts are relevant (notably goodwill impairment reviews (note 11), expected credit losses on financial instruments including trade receivables (notes 19 and 32) and the presumption of the going concern basis generally (note 1)), none of these developments have impacted or caused adjustment to the financial statements.